General	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

Note 1 – General

A.	Description of Business

IR-Med, Inc. (OTC Pink: IRME, hereinafter: the “Parent Company”) was incorporated in Nevada in 2007 and is a holding company. IR-Med Inc. was previously named International Display Advertising Inc. and changed its name to IR-Med Inc. in January 2021.

On December 24, 2020 IR-Med Inc. entered into a stock exchange agreement (hereinafter: the “Stock Exchange Agreement” or the “Reverse Acquisition”) with an Israeli company, IR. Med Ltd. (hereinafter: the “Company” or the “Subsidiary”) which was founded in May 2013. The Parent Company and its Subsidiary are referred in these consolidated financial statements as the “Group”. According to the Stock Exchange Agreement, IR. Med Ltd. became a wholly owned subsidiary of IR-Med, Inc. pursuant to a share exchange transaction among IR Med, Inc., IR. Med Ltd. and the former shareholders of IR. Med Ltd.

The registered office of IR-Med, Inc. and the corporate headquarters and research facility of IR. Med Ltd. are located in Rosh Pina, Israel.

IR-Med, Inc. and its consolidated Subsidiary, IR. Med Ltd. is an innovative development stage medical device company focused on leveraging Infra-Red (IR) and Artificial Intelligence (AI) technologies to provide solutions to currently unmet medical needs. The Company’s current products in development are non-invasive and designed to address the medical needs of large and growing patient populations by improving the efficacy and safety of treatment, reducing the widespread reliance on antibiotics and offering more accurate diagnosis and optimizing the delivery of medical services.

B.	- The Group is in its development stage and does not expect to generate significant revenue until such time as the Group shall have completed the design and development of its initial product candidate and obtained the requisite approvals to market the product. During the six-month period ended June 30, 2021, the Group incurred losses of US$ 1,966 thousand and had negative cash flows from operating activities of US$ 996 thousand. The accumulated losses as of June 30, 2021 is US$ 3,446 thousand.

Management’s plans regarding these matters include continued development and marketing of its products, as well as seeking additional financing arrangements. Although management continues to pursue these plans, there is no assurance that the Group will be successful in raising the needed capital from revenues or financing on commercially acceptable terms. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Between January 2021 and April 2021, the Company raised in the aggregate $3,377,655 net of issuance cost of $147,345. According to the subscription agreements, the Group issued to the Investors 5,507,813 units of its securities (hereinafter: “Unit” and collectively the “Units”) at a price per Unit of $0.64. Each Unit is comprised of two shares of IR-Med Inc.’s common stock and one warrant to purchase an additional share of IR-Med Inc.’s common stock, exercisable for a three years period from the date of issuance at a per share exercise price of $0.64, subject to certain limited adjustments.

C.	In March 2020, the World Health Organization declared the coronavirus (COVID-19) outbreak a global pandemic. To date, the impact of the pandemic on the Company’s operations has been mainly limited to a temporary office closure in the context of a government-mandated general lockdown that had no significant impact on the Company’s operations. Based on the information in its possession, the Company estimates that as of the date of approval of the financial statements, the COVID-19 pandemic is not expected to affect the Company’s operations. However, the Company is unable to assess with certainty the extent of future impact, in part due to the uncertainty regarding the duration of the COVID-19 pandemic, its force and its effects on the markets in which the Company operates and additional measures that the government may adopt.

Note 1 - General

A.	Description of Business

IR-Med, Inc. (OTC Pink: IRME, hereinafter: the “Parent Company”) was incorporated in Nevada in 2007 and is a holding company. IR-Med Inc. was previously named International Display Advertising Inc. and changed its name to IR-Med Inc. in January 2021.

On December 24, 2020 IR-Med Inc. entered into a stock exchange agreement (hereinafter: the “Stock Exchange Agreement” or the “Reverse Acquisition”) with an Israeli company, IR. Med Ltd. (hereinafter: the “Company” or the “Subsidiary”) which was founded in May 2013. The Parent Company and its Subsidiary are referred in these consolidated financial statements as the “Group”. According to the Stock Exchange Agreement, IR. Med Ltd. became a wholly owned subsidiary of IR-Med, Inc. pursuant to a share exchange transaction among IR Med, Inc., IR. Med Ltd. and the former shareholders of IR. Med Ltd. For further information on the Reverse Acquisition. See also Note 3 - Reverse Acquisition.

The registered office of IR-Med, Inc. and the corporate headquarters and research facility of IR. Med Ltd. are located in Rosh Pina, Israel.

IR-Med, Inc. and its consolidated Subsidiary, IR. Med Ltd. is an innovative development stage medical device company focused on leveraging Infra-Red (IR) and Artificial Intelligence (AI) technologies to provide solutions to currently unmet medical needs. The Company’s current products in development are non-invasive and designed to address the medical needs of large and growing patient populations by improving the efficacy and safety of treatment, reducing the widespread reliance on antibiotics and offering more accurate diagnosis and optimizing the delivery of medical services.

B.	The Company is in its development stage and does not expect to generate significant revenue until such time as the Company shall have completed the design and development of its initial product candidate and obtained the requisite approvals to market the product. During the year ended December 31, 2020, the Company has incurred losses of US$ 752 thousand and had a negative cash flow from operating activities of US$ 402 thousand. The accumulated deficit as of December 31, 2020 is US$ 1,480 thousand.

Management’s plans regarding these matters include continued development and marketing of its products, as well as seeking additional financing arrangements. Although management continues to pursue these plans, there is no assurance that the Company will be successful in raising the needed capital from revenues or financing on commercially acceptable terms. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Between January 2021 and April 2021, the Company raised additional gross proceeds of approximately $3,525 thousand from the 2020 Private Placement.

C.	In March 2020, the World Health Organization declared the coronavirus (COVID-19) outbreak a global pandemic. To date, the impact of the pandemic on the Company’s operations has been mainly limited to a temporary office closure in the context of a government-mandated general lockdown that had no significant impact on the Company’s operations. Based on the information in its possession, the Company estimates that as of the date of approval of the financial statements, the Covid-19 pandemic is not expected to affect the Company’s operations. However, the Company is unable to assess with certainty the extent of future impact, in part due to the uncertainty regarding the duration of the Covid-19 pandemic, its force and its effects on the markets in which the Company operates and additional measures that the government may adopt.